Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
Schedule of Results Attributable to Discontinued Operations
Set forth below are the results attributable to the discontinued operations

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	$ thousands
Revenue	1,777,232	1,517,391	962,677
Cost of sales and services (excluding depreciation and amortization)	(1,235,214)	(1,076,563)	(620,180)
Depreciation and amortization	(135,733)	(132,998)	(85,482)
Gross profit	406,285	307,830	257,015
Income before taxes on income	152,280	92,233	126,116
Taxes on income	(73,141)	(57,083)	(53,335)
Income after taxes on income	79,139	35,150	72,781
Gain on sale of discontinued operations	529,923	-	-
Tax on gain on sale of discontinued operations	(132,497)	-	-
Income from discontinued operations	476,565	35,150	72,781

Net cash flows provided by operating activities	319,637	176,515	229,757
Net cash flows provided by/(used in) investing activities	816,544	(300,833)	(637,994)
Net cash flows (used in)/provided by financing activities	(103,524)	25,308	163,714
Cash and cash equivalents provided by/(used in) discontinued operations	1,032,657	(99,010)	(244,523)

Property, plant and equipment	2,937,005
Goodwill and intangible assets	357,835
Investments in associated companies	9,155
Deferred taxes, net	25,450
Income tax receivable	112,457
Trade and other receivables	379,143
Inventories	91,718
Cash and cash equivalents	138,708
Trade and other liabilities	(2,753,476)
Net asset	1,297,995

Consideration received, satisfied in cash	934,573
Transaction costs	(3,280)
Cash and cash equivalents disposed off	(138,708)
Net cash inflow	792,585